Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 177,206	$ 150,612
Derivative liabilities	183,953	163,763
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	177,206	150,612
Derivative liabilities	183,953	163,763
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	174,943	148,605
Derivative liabilities	182,415	158,622
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	73,626	54,660
Derivative liabilities	79,691	67,886
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	56,086	48,765
Derivative liabilities	57,630	51,170
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	47,494	47,187
Derivative liabilities	$ 46,632	$ 44,707